Notes to the Consolidated Statements of Financial Position - Summary Of Inventories (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Text Block [Abstract]
Raw materials and supplies	€ 0.4	€ 0.4
Merchandise	173.7	143.6
Right of return assets	7.7	3.8
Total	€ 181.9	€ 147.8